Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7098
Telephone:  (215) 564-8000
Facsimile:  (215) 564-8120

May 5, 2011

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:          Bennett Group Master Funds (the “Registrant”)
File No. 811-22547

Dear Sir or Madam:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed to revise the dates of the Part A and Part B and make certain changes to the Part B and Part C as requested by the staff of the U.S. Securities and Exchange Commission.

Please direct questions or comments to the undersigned at (215) 564-8554.

Sincerely,

/s/ Alexander F. Smith
Alexander F. Smith